Investment Objectives and Goals - CAPITAL INCOME BUILDER	Oct. 31, 2024
Prospectus [Line Items]
Risk/Return [Heading]	Capital Income Builder
Objective [Heading]	Investment objectives
Objective, Primary [Text Block]

The fund has two primary investment objectives. It seeks (1) to provide a level of current income that exceeds the average yield on U.S. stocks generally and (2) to provide a growing stream of income over the years.

Objective, Secondary [Text Block]	The fund’s secondary objective is to provide growth of capital.